Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Stockpiles	$ 1,074	$ 1,554
Concentrates	4,476	3,839
Supplies and spare parts	16,436	15,406
Total	$ 21,986	$ 20,799